Dividends - Summary of Dividends Declared (Parenthetical) (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 0.34	£ 0.34	£ 0.34
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 0.05	£ 0.18	£ 0.18